Securitization and Variable Interest Entities (VIEs)	12 Months Ended
Mar. 31, 2011
Securitization and Variable Interest Entities (VIEs)
Securitization and Variable Interest Entities (VIEs)

8. Securitization and Variable Interest Entities:

Securitizations

Nomura utilizes SPEs to securitize commercial and residential mortgage loans, government, agency and corporate bonds and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman SPCs or trust accounts. Nomura's involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, and that entity is constrained from pledging or exchanging the assets it receives, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within Trading assets in Nomura's consolidated balance sheet, with the change in fair value reported within Revenue-Net gain (loss) on trading. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.

As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. During the years ended March 31, 2009 and 2010, Nomura received cash proceeds from SPEs of ¥137 billion and ¥210 billion and recognized associated gains (losses) on sale of ¥203 million and (¥22 million), respectively. During the year ended March 31, 2011, Nomura received cash proceeds from SPEs in new securitizations of ¥481 billion ($5.81 billion) and debt securities issued by these SPEs with an initial fair value of ¥2,271 billion ($27.43 billion). During the year ended March 31, 2011, cash inflows from third parties on the sale of those debt securities were ¥1,472 billion ($17.79 billion), and recognized profit on sale in new securitizations was ¥0.2 million ($0.00 million). The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥1,657 billion and ¥3,141 billion ($37.96 billion) as of March 31, 2010 and 2011, respectively. Nomura's retained interests were ¥134 billion and ¥199 billion ($2.40 billion) as of March 31, 2010 and 2011, respectively. For the year ended March 31, 2010 and 2011, Nomura received cash flows of ¥5 billion and ¥26 billion ($0.31 billion), respectively, from the SPEs on the retained interests held in SPEs. Nomura had outstanding collateral service agreements or written credit default swap agreements in the amount of ¥30 billion and ¥28 billion ($0.34 billion) as of March 31, 2010 and 2011. Nomura does not provide financial support to SPEs beyond its contractual obligations.

The following table presents the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥197	¥—	¥197	¥194	¥3
Bank & corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥197	¥2	¥199	¥196	¥3

	Translation into billions of U.S. dollars
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	$—	$2.38	$—	$2.38	$2.35	$0.03
Bank & corporate debt securities	—	—	0.00	0.00	—	0.00
Mortgage and mortgage-backed securities	—	—	0.02	0.02	0.02	—

Total	$—	$2.38	$0.02	$2.40	$2.37	$0.03

The following table presents the key economic assumptions used to determine the fair value of retained interests and the sensitivity of this fair value to immediate adverse changes of 10% and 20% in those assumptions.

Billions of yen		Translation into billions of U.S. dollars
	Material retained interest held(1) as of March 31
	2010	2011	2011
Fair value of retained interests(1)	¥133	¥192	$2.32
Weighted-average life (Years)	4.7	6.3
Constant prepayment rate	8.6%	7.1%
Impact of 10% adverse change	(0.6)	(0.5)	(0.01)
Impact of 20% adverse change	(1.0)	(1.0)	(0.01)
Discount rate	4.5%	4.7%
Impact of 10% adverse change	(2.1)	(4.3)	(0.05)
Impact of 20% adverse change	(4.1)	(7.4)	(0.09)

(1)	The sensitivity analysis covers the material retained interests held of ¥133 billion out of ¥134 billion as of March 31, 2010 and also ¥192 billion ($2.32 billion) out of ¥199 billion ($2.40 billion) as of March 31, 2011. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Changes in fair value based on 10% or 20% adverse changes generally cannot be extrapolated since the relationship of the change in assumption to the change in fair value may not be linear. The impact of a change in a particular assumption is calculated holding all other assumptions constant. For this reason, concurrent changes in assumptions may magnify or counteract the sensitivities disclosed above. The sensitivity analyses are hypothetical and do not reflect Nomura's risk management practices that may be undertaken under those stress scenarios.

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions within Long-term borrowings. The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura. Also these liabilities are non-recourse to Nomura.

	Billions of yen		Translation into billions of U.S. dollars
	March 31
	2010	2011	2011
Assets
Trading assets
Equities	¥538	¥89	$1.08
Debt securities	205	110	1.33
Mortgage and mortgage-backed securities	127	35	0.42
Loans	29	22	0.27

Total	¥899	¥256	$3.10

Liabilities
Long-term borrowings	¥758	¥230	$2.78

Variable Interest Entities

In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities. Nomura consolidates VIEs for which Nomura is the primary beneficiary, including those that were created to market structured bonds to investors by repackaging corporate convertible bonds, mortgages and mortgage-backed securities. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary. Due to the adoption of ASC 810, as amended by ASU 2009-17 on April 1, 2010, Nomura has additionally consolidated certain SPEs which invest in the business of purchasing aircraft and operating leases of the aircraft and other SPEs engaged in various businesses.

The following table presents the classification of consolidated VIEs' assets and liabilities. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

Billions of yen			Translation into billions of U.S. dollars
	March 31
	2010(3)	2011		2011
Consolidated VIE assets
Cash and cash equivalents	¥36	¥92		$1.11
Trading assets
Equities	222	785		9.48
Debt securities	49	239		2.88
Mortgage and mortgage-backed securities	46	67		0.81
Investment trust fund and other	0	8		0.09
Derivatives	1	10		0.13
Private equity investments	1	1		0.01
Securities purchased under agreements to resell	13	6		0.07
Office buildings, land, equipment and facilities	24	42	(1)	0.51
Other	55	84	(2)	1.03

Total	¥447	¥1,334		$16.12

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥12	¥6		$0.07
Derivatives	1	32		0.38
Securities sold under agreements to repurchase	13	2		0.03
Borrowings
Short-term borrowings	2	2		0.03
Long-term borrowings	138	1,030		12.44
Other	5	5		0.06

Total	¥171	¥1,077		$13.01

(1)	Includes aircraft of ¥30 billion ($0.36 billion) held by SPEs newly consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are mainly engaged in aircraft leasing business.
(2)	Includes aircraft purchase deposits of ¥15 billion ($0.18 billion). In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircrafts. Please refer to Note 20, "Commitments, contingencies and guarantees" for details.
(3)	Previously reported amounts have been reclassified to conform to the current period presentation.

Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura's variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura's estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheet, the amount of commitments and financial guarantees, and the notional of the derivative instruments up to VIEs' gross assets. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2010(1)
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets
Equities	¥98	¥—	¥98
Debt securities	27	—	27
Mortgage and mortgage-backed securities	54	—	54
Investment trust fund and other	3	—	3
Derivatives	2	10	34
Private equity investments	—	—	—
Loans
Short-term	31	—	31
Long-term	74	—	74
Other	0	—	0
Commitments to extend credit and other guarantees	—	—	8

Total	¥289	¥10	¥329

	Billions of yen
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets
Equities	¥80	¥—	¥80
Debt securities	164	—	164
Mortgage and mortgage-backed securities	2,070	—	2,070
Investment trust fund and other	80	—	80
Derivatives	1	8	17
Private equity investments	24	—	24
Loans
Short-term	3	—	3
Long-term	31	—	31
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	17

Total	¥2,457	¥8	¥2,490

	Translation into billions of U.S dollars
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets
Equities	$0.97	$—	$0.97
Debt securities	1.98	—	1.98
Mortgage and mortgage-backed securities	25.01	—	25.01
Investment trust fund and other	0.97	—	0.97
Derivatives	0.01	0.10	0.21
Private equity investments	0.29	—	0.29
Loans
Short-term	0.03	—	0.03
Long-term	0.38	—	0.38
Other	0.05	—	0.05
Commitments to extend credit and other guarantees	—	—	0.19

Total	$29.69	$0.10	$30.08

(1)	The amounts as of March 31, 2010 represent only significant positions or the positions of VIEs which Nomura sponsored.